UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9395
                                                      --------

                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

       622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY                   10017
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY  10017
-------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end:  DECEMBER 31, 2003
                          -----------------

Date of reporting period: DECEMBER 31, 2003
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:


                               [GRAPHIC OMITTED]












                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO











                                 ANNUAL REPORT
                                 -------------

                                DECEMBER 31, 2003

                               [GRAPHIC OMITTED]

                          THIRD AVENUE VALUE PORTFOLIO

                        PORTFOLIO MANAGEMENT DISCUSSION

At December 31, 2003, the audited net asset value per share attributable to the 15,019,330 common shares outstanding of the Third Avenue Variable Series Trust ("TAVT," "Third Avenue," or the "Portfolio") was $20.96. This compares with the unaudited net asset value of $16.75, as of June 30, 2003 and the audited net asset value of $14.62 as of December 31, 2002, each adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the twelve-month period ended December 31, 2003.

Q: HOW DID THIRD AVENUE VALUE PORTFOLIO PERFORM?

A: The Portfolio's one year, three year and since inception (9/21/99) average annual returns for the period ended December 31, 2003 are 42.53%, 13.10% and 20.26%, respectively.

Q: WHAT SECTORS MOST AFFECTED THE PORTFOLIO'S PERFORMANCE?

A: The Portfolio benefited from positive performance in the Electronics, Telecommunications, Semiconductor Equipment Manufacturers & Related, Security Brokers, Dealers & Floatation Companies, Natural Resources & Real Estate, Business Development & Investment Companies and Japanese Non-Life Insurance sectors. The Portfolio also benefited from increases in general market performance.

Q: WHICH HOLDINGS MOST AFFECTED THE PORTFOLIO'S PERFORMANCE?

A: Millea Holdings Inc. (ADR),  Legg Mason Inc.,  Vishay  Intertechnology  Inc.,
TriQuint Semiconductor Inc., and Comverse Technology Inc. were the largest contributors to the Portfolio's performance, during 2003. (Portfolio holdings are subject to change without notice. As of December 31, 2003, percentages of the Portfolio's total net assets represented by these particular issues were as follows: Millea Holdings Inc. ADR, 3.60%; Legg Mason Inc., 2.84%; Vishay Intertechnology Inc., 2.87%; TriQuint Semiconductor Inc., 2.64%; and Comverse Technology Inc., 2.02%.)

Q: WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue Value Portfolio seeks long-term capital appreciation, by acquiring securities of well-financed companies at a discount to what we believe is their true value. This strategy remains consistent, regardless of market environment.

During the year, we took advantage of increases in general market prices by reducing some positions where general market pricing seemed to have gotten ahead of business fundamentals, and redeploying the cash into other positions.

Q: WHAT IS YOUR OUTLOOK?

A: A majority of the common stocks held in the Third Avenue Value Portfolio are issues of companies which we believe have ultra-strong balance sheets and where the issue was acquired at prices that represent a discount from readily ascertainable net asset values. These common stocks will have appreciation potential if managements can keep growing net asset values, even if such growth comes from sources other than having operating income or cash flow, such as appreciating land values.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF DECEMBER 31, 2003, AND ARE SUBJECT TO CHANGE.

                               [GRAPHIC OMITTED]

                             PERFORMANCE INFORMATION

                                  (UNAUDITED)

PERFORMANCE ILLUSTRATIONS

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                      THIRD AVENUE VALUE PORTFOLIO (TAVP)
    AND THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE RUSSELL 2000 INDEX
           AND THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX

                   Average Annual Total Return

       1 Year           2 Year            3 Year             Since Inception
       42.53%           12.81%            13.10%                  20.26%


      [THE DATA BELOW IS PRESENTED AS A LINE GRAPH IN THE PRINTED DOCUMENT]


                                                                               Russell 2000
                 TAVP           S&P 500 Index*       Russell 2000 Index*       Value Index*       Russell 2500 Index*
              ----------        --------------       -------------------       ------------       -------------------
9/21/99           10000             10000                    10000                 10000                  10000
12/31/99          10840             11273                    11876                 10129                  11841
12/31/00        15232.2             10255                  11517.3               12441.5                12346.6
12/31/01        17315.9           9042.47                  11814.7                 14187                12497.2
12/31/02        15459.7           7044.99                  9395.06               12566.8                  10274
12/31/03        22034.7           9065.49                  13834.2               18351.3                14949.7


------------------
* All returns include reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Index measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index, Russell 2000 Index, Russell 2000 Value Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2003

                              PRINCIPAL                                                                VALUE              % OF
                              AMOUNT ($)    ISSUES                                                    (NOTE 1)         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 2.83%
Building & Construction       2,000,000     USG Corp., 9.25%, due 9/15/01 (a) (b) *                  $1,990,000
                              1,500,000     USG Corp., 8.50%, due 8/01/05 (a) *                       1,462,500
                                                                                                     ----------
                                                                                                      3,452,500           1.10%
                                                                                                     ----------

Consumer Products                73,000     Home Products International, Inc., 9.625%, due 05/15/08      47,815           0.02%
                                                                                                     ----------

Finance                       1,000,000     CIT Group, Inc., 5.625%, due 05/17/04                     1,015,879           0.32%
                                                                                                     ----------

Telecommunications            2,000,000     Worldcom, Inc., 8.00%, due 05/15/06 (a) *                   675,000
                              2,000,000     Worldcom, Inc., 7.75%, due 04/01/07 (a) *                   675,000
                              4,000,000     Worldcom, Inc., 7.50%, due 05/15/11 (a) *                 1,350,000
                              5,000,000     Worldcom, Inc., 8.25%, due 05/15/31 (a) *                 1,687,500
                                                                                                     ----------
                                                                                                      4,387,500           1.39%
                                                                                                     ----------
                                            TOTAL CORPORATE BONDS
                                            (Cost $5,128,250)                                         8,903,694
                                                                                                     ----------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.48%

U.S. Treasury Notes          14,000,000     U.S. Treasury Note, 2.125%, due 10/31/04                 14,113,204           4.48%
                                                                                                     ----------
                                            TOTAL U.S. GOVERNMENT OBLIGATIONS
                                            (Cost $14,009,776)                                       14,113,204
                                                                                                     ----------
                                SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.53%

Real Estate Investment           61,500     Koger Equity, Inc. 8.50%                                  1,661,730           0.53%
Trusts                                                                                               ----------

                                            TOTAL PREFERRED STOCK
                                            (Cost $1,537,500)                                         1,661,730
                                                                                                     ----------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 84.61%

Business Development            337,700     Brascan Corp. Class A (Canada)                           10,313,358
& Investment Companies          640,000     Hutchison Whampoa, Ltd. (Hong Kong)                       4,719,460
                                430,000     Investor AB Class A (Sweden)                              4,123,525
                                 42,500     Leucadia National Corp.                                   1,959,250
                                                                                                    -----------
                                                                                                     21,115,593           6.71%
                                                                                                    -----------
Cable Television Equipment      268,000     CommScope, Inc. (a)                                       4,376,440           1.39%
                                                                                                    -----------
Consumer Products               303,800     JAKKS Pacific, Inc. (a)                                   3,998,008
                                285,850     Maxwell Shoe Co., Inc. Class A (a)                        4,850,875
                                                                                                    -----------
                                                                                                      8,848,883           2.81%
                                                                                                    -----------
Defense Electronics              42,500     Herley Industries, Inc. (a)                                 879,750           0.28%
                                                                                                    -----------
Depository Institutions         226,900     Brookline Bancorp, Inc.                                   3,480,646           1.11%
                                                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2003

                                                                                                       VALUE              % OF
                                SHARES      ISSUES                                                    (NOTE 1)         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics                     213,500     American Power Conversion Corp.                         $ 5,220,075
                                456,000     AVX Corp.                                                 7,578,720
                                 42,500     Bel Fuse, Inc. Class A                                    1,270,750
                                196,600     Bel Fuse, Inc. Class B                                    6,415,058
                                152,700     KEMET Corp. (a)                                           2,090,463
                              1,175,900     TriQuint Semiconductor, Inc. (a)                          8,313,613
                                395,000     Vishay Intertechnology, Inc. (a)                          9,045,500
                                                                                                    -----------
                                                                                                     39,934,179          12.68%
                                                                                                    -----------
Energy/Services                 204,600     Smedvig ASA-A (Norway)                                    1,553,075
                                214,200     Willbros Group, Inc. (a)                                  2,574,684
                                                                                                    -----------
                                                                                                      4,127,759           1.31%
                                                                                                    -----------
Financial Insurance              25,300     MBIA, Inc.                                                1,498,519           0.48%
                                                                                                    -----------
Financial Services               30,000     CIT Group, Inc.                                           1,078,500           0.34%
                                                                                                    -----------
Healthcare Services              98,085     AMN Healthcare Services, Inc. (a)                         1,683,139
                                259,000     Cross Country Healthcare, Inc. (a)                        3,864,280
                                                                                                    -----------
                                                                                                      5,547,419           1.76%
                                                                                                    -----------
Industrial Equipment            214,300     Alamo Group, Inc.                                         3,270,218
                                 83,000     Lindsay Manufacturing Co.                                 2,095,750
                                142,500     Trinity Industries, Inc.                                  4,394,700
                                                                                                    -----------
                                                                                                      9,760,668           3.10%
                                                                                                    -----------
Industrial - Japan              375,000     Toyota Industries Corp. (Japan)                           7,960,483           2.53%
                                                                                                    -----------
Insurance & Reinsurance         113,100     Arch Capital Group, Ltd. (a) (Bermuda)                    4,508,166
                              2,750,000     BRIT Insurance Holdings PLC (United Kingdom) (a)          3,581,434
                                 74,778     Radian Group, Inc.                                        3,645,428
                                175,000     Safety Insurance Group, Inc.                              2,994,250
                                                                                                    -----------
                                                                                                     14,729,278           4.68%
                                                                                                    -----------
Investment Companies            380,000     Guoco Group, Ltd. (Hong Kong)                             2,789,943           0.89%
                                                                                                    -----------
Life Insurance                   99,000     The MONY Group, Inc.                                      3,097,710
                                241,500     The Phoenix Companies, Inc.                               2,907,660
                                                                                                    -----------
                                                                                                      6,005,370           1.91%
                                                                                                    -----------
Manufactured Housing            118,400     Modtech Holdings, Inc. (a)                                  995,744           0.32%
                                                                                                    -----------
Medical Supplies                 28,300     Analogic Corp.                                            1,160,300
& Services                      140,000     Sankyo Co., Ltd. (Japan)                                  2,632,267
                                                                                                    -----------
                                                                                                      3,792,567           1.20%
                                                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2003



                                                                                                       VALUE              % OF
                                SHARES      ISSUES                                                    (NOTE 1)         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Natural Resources &              28,760     Brookfield Homes Corp.                                  $   741,145
Real Estate                     143,800     Brookfield Properties Corp. (Canada)                      4,127,060
                                307,287     Catellus Development Corp.                                7,411,762
                                 42,500     Deltic Timber Corp.                                       1,292,000
                                131,050     Forest City Enterprises, Inc. Class A                     6,226,186
                                123,800     LNR Property Corp.                                        6,129,338
                                 18,000     Tejon Ranch Co. (a)                                         738,180
                                111,300     The St. Joe Co.                                           4,150,377
                                 95,600     Wellsford Real Properties, Inc. (a)                       1,778,160
                                                                                                    -----------
                                                                                                     32,594,208          10.35%
                                                                                                    -----------
Non-Life                        168,100     Millea Holdings, Inc. ADR                                11,329,940           3.60%
Insurance - Japan                                                                                   -----------

Oil Services                    120,000     Nabors Industries, Ltd. (a) (Bermuda)                     4,980,000           1.58%
                                                                                                    -----------
Pharmaceutical Services         218,800     PAREXEL International Corp. (a)                           3,557,688
                                 30,000     Pharmaceutical Product Development, Inc. (a)                809,100
                                                                                                    -----------
                                                                                                      4,366,788           1.39%
                                                                                                    -----------
Real Estate Investment          107,500     Koger Equity, Inc.                                        2,249,975
Trusts                          107,700     Prime Group Realty Trust (a)                                675,279
                                 34,523     ProLogis                                                  1,107,843
                                 32,600     Vornado Realty Trust                                      1,784,850
                                                                                                    -----------
                                                                                                      5,817,947           1.85%
                                                                                                    -----------
Real Estate                      39,900     Jones Lang LaSalle, Inc. (a)                                827,127
Management                      114,100     The Keith Companies, Inc. (a)                             1,554,042
                                378,100     Trammell Crow Co. (a)                                     5,009,825
                                                                                                    -----------
                                                                                                      7,390,994           2.35%
                                                                                                    -----------
Restaurants                     140,900     Jack In The Box, Inc. (a)                                 3,009,624           0.96%
                                                                                                    -----------
Retail                          174,400     The Dress Barn, Inc. (a)                                  2,614,256           0.83%
                                                                                                    -----------
Securities Brokers,             877,600     Instinet Group, Inc. (a)                                  4,519,640
Dealers & Floatation            115,700     Legg Mason, Inc.                                          8,929,726
Companies                       187,590     SWS Group, Inc.                                           3,339,102
                                 55,047     Westwood Holdings Group, Inc.                               979,286
                                                                                                    -----------
                                                                                                     17,767,754           5.64%
                                                                                                    -----------
Semiconductor                   150,000     Applied Materials, Inc. (a)                               3,367,500
Equipment Manufacturers          76,900     Coherent, Inc. (a)                                        1,830,220
& Related                       482,600     Credence Systems Corp. (a)                                6,351,016
                                243,674     CyberOptics Corp. (a)                                     2,631,679
                                191,500     Electro Scientific Industries, Inc. (a)                   4,557,700
                                179,153     FSI International, Inc. (a)                               1,322,149
                                                                                                    -----------
                                                                                                     20,060,264           6.37%
                                                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2003

                                                                                                       VALUE              % OF
                                SHARES      ISSUES                                                    (NOTE 1)         NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Telecommunications              361,151     Comverse Technology, Inc. (a)                          $  6,352,646
                                412,000     Sycamore Networks, Inc. (a)                               2,158,880
                                687,100     Tellabs, Inc. (a)                                         5,792,253
                                279,500     Ulticom, Inc. (a)                                         2,697,175
                                                                                                   ------------
                                                                                                     17,000,954           5.40%
                                                                                                   ------------
Utilities & Utility Service     340,600     Quanta Services, Inc. (a)                                 2,486,380           0.79%
                                                                                                   ------------
Companies
                                            TOTAL COMMON STOCKS
                                            (Cost $202,329,484)                                    $266,340,850
                                                                                                   ------------

                              PRINCIPAL
                              AMOUNT ($)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.49%
Repurchase Agreements        23,585,033     Bear Stearns, 0.85%, due 1/02/04 (c)                     23,585,033           7.49%
                                                                                                   ------------
                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $23,585,033)                                       23,585,033
                                                                                                   ------------

                                            TOTAL INVESTMENT PORTFOLIO - 99.94%
                                            (Cost $246,590,043)                                     314,604,511
                                                                                                   ------------

                                            OTHER ASSETS LESS
                                            LIABILITIES - 0.06%                                         201,351
                                                                                                   ------------

                                            NET ASSETS - 100.00%
                                            (Applicable to 15,019,330
                                            shares outstanding)                                    $314,805,862
                                                                                                   ============

Notes:
(a) Non-income  producing  securities.
(b) Restricted / fair valued securities.
(c) Repurchase agreement collateralized by:
    FHLMC, par value $43,000,000, matures 05/25/22, value $3,574,741.
    FHLMC, par value $7,111,966, matures 05/15/28, value $1,064,968.
    FHLMC, par value $63,951,677, matures 12/15/32, value $7,593,023.
    FNMA Series 2003-54, par value $3,475,000, matures 12/25/32, value
    $3,249,016.
    FHLMC, par value $48,571,702, matures 02,25/33, value $8,790,730.
 *  Issuer in default.
ADR: American Depository Receipt.

The aggregate cost for federal income tax purposes is $248,412,265. The aggregate gross unrealized appreciation is $70,598,945.
The aggregate unrealized depreciation is $(4,406,699).

Country Concentration

                         % of
                      Net Assets
                     -----------
United States            80.05
Japan                     6.96
Canada                    4.59
Bermuda                   3.01
Hong Kong                 2.39
Sweden                    1.31
United Kingdom            1.14
Norway                    0.49
                     -----------
Total                    99.94

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS:
Investments at value (Notes 1 and 4):
  Unaffiliated issuers (identified cost of $246,590,043)         $314,604,511
Receivable for securities sold                                        425,237
Receivable for fund shares sold                                        43,112
Dividends and interest receivable                                     243,475
Other assets                                                           24,852
                                                                 ------------
     Total assets                                                 315,341,187
                                                                 ------------

LIABILITIES:
Payable for fund shares redeemed                                      136,982
Payable to investment adviser                                         223,272
Accounts payable and accrued expenses                                 127,184
Payable for service fees (Note 3)                                      47,887
Commitments/Contingencies (Note 6)                                         --
                                                                 ------------
     Total liabilities                                                535,325
                                                                 ------------
     Net assets                                                  $314,805,862
                                                                 ============


SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  15,019,330 shares outstanding                                  $242,970,444
Accumulated undistributed net investment income                       193,448
Accumulated undistributed net realized gain on investments          3,627,502
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities           68,014,468
                                                                 ------------
  Net assets applicable to capital shares outstanding            $314,805,862
                                                                 ============

Net asset value, offering and redemption price per share               $20.96
                                                                 ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME:
     Dividends (net of foreign withholding tax of $92,115)          $ 2,607,245
     Interest                                                           573,401
     Other Income                                                        11,578
                                                                    -----------
         Total Investment Income                                      3,192,224
                                                                    -----------
EXPENSES:
     Investment advisory fees (Note 3)                                2,173,288
     Service fees (Note 3)                                              415,281
     Administration fees (Note 3)                                        92,418
     Reports to shareholders                                             67,000
     Directors' fees and expenses                                        65,927
     Accounting services fees                                            62,812
     Auditing and tax consulting fees                                    46,900
     Custodian fees                                                      44,805
     Transfer agent fees                                                 20,826
     Legal fees                                                           5,500
     Miscellaneous expenses                                               4,083
     Insurance expense                                                    3,661
                                                                    -----------
         Total operating expenses                                     3,002,501
                                                                    -----------
Repayment of previously waived and reimbursed expenses (Note 3)         136,693
                                                                    -----------
         Total expenses                                               3,139,194
                                                                    -----------
         Net investment income                                           53,030
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gain on investments                                 3,618,108
     Net realized loss on foreign currency transactions                  (4,912)
     Net change in unrealized appreciation on investments            85,031,229
                                                                    -----------
     Net realized and unrealized gains on investments                88,644,425
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $88,697,455
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            FOR THE                 FOR THE
                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                                        -----------------       -----------------
OPERATIONS:
  Net investment income                                                                    $    53,030             $    372,450
  Net realized gain on investments and foreign currency transactions                         3,613,196                4,799,619
  Net change in unrealized appreciation (depreciation) on investments                       85,031,229              (29,238,298)
                                                                                          ------------             ------------
  Net increase (decrease) in net assets resulting from operations                           88,697,455              (24,066,229)
                                                                                          ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from net investment income                                        (467,552)                (381,625)
  Distributions to shareholders from net realized gains on investments                      (4,703,860)              (3,323,830)
                                                                                          ------------             ------------
                                                                                            (5,171,412)              (3,705,455)
                                                                                          ------------             ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                              53,873,720               79,646,568
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                                              5,171,412                3,705,455
  Cost of shares redeemed                                                                  (20,079,988)             (25,703,527)
                                                                                          ------------             ------------
  Net increase in net assets resulting from capital
    share transactions                                                                      38,965,144               57,648,496
                                                                                          ------------             ------------
  Net increase in net assets                                                               122,491,187               29,876,812
  Net assets at beginning of period                                                        192,314,675              162,437,863
                                                                                          ------------             ------------
  Net assets at end of period (including undistributed net investment
    income of $193,448 and $627,415, respectively)                                        $314,805,862             $192,314,675
                                                                                          ============             ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                2003         2002         2001          2000           1999*
                                                              --------     --------     --------      --------       --------
Net Asset Value, Beginning of Period                           $14.99       $17.13       $15.21        $10.84         $10.00
                                                               ------       ------       ------        ------         ------
Income (loss) from Investment Operations:
  Net investment income                                            --+        0.02         0.04          0.04           0.03
  Net gain (loss) on securities (both realized and unrealized)   6.33        (1.86)        2.04          4.35           0.81
                                                               ------       ------       ------        ------         ------
  Total from Investment Operations                               6.33        (1.84)        2.08          4.39           0.84
                                                               ------       ------       ------        ------         ------
Less Distributions:
  Dividends from net investment income                          (0.03)       (0.03)       (0.02)        (0.02)            --
  Distributions from realized gains                             (0.33)       (0.27)       (0.14)           --             --
                                                               ------       ------       ------        ------         ------
  Total Distributions                                           (0.36)       (0.30)       (0.16)        (0.02)            --
                                                               ------       ------       ------        ------         ------
Net Asset Value, End of Period                                 $20.96       $14.99       $17.13        $15.21         $10.84
                                                               ======       ======       ======        ======         ======
Total Return                                                    42.53%      (10.72)%      13.68%        40.52%          8.40%(1)
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)                     $314,806     $192,315     $162,438       $31,971         $4,367
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement/repayment                       1.24%        1.25%        1.27%         2.52%         34.43%(2)
    After expense reimbursement/repayment                        1.30%        1.30%        1.30%         1.30%          1.30%(2)
  Ratio of Net Income (Loss) to Average Net Assets
    Before expense reimbursement/repayment                       0.08%        0.25%        0.81%        -0.39%        (30.14)%(2)
    After expense reimbursement/repayment                        0.02%        0.20%        0.77%         0.83%          2.99%(2)
  Portfolio Turnover Rate                                          16%          22%          21%            18%            0%(1)

1  Not Annualized
2  Annualized
*  The Fund commenced investment operations September 21, 1999.
+  Less than $0.01 per share


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2003, the Trust was offered as an investment option by five insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on that day, based on the value determined on that day.

The Portfolio may invest up to 15% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. As of December 31, 2003, such securities had a total value of $1,990,000 or 0.63% of net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2003

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

      o  INVESTMENTS: At the prevailing rates of exchange on the valuation date.

      o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

LOANS OF PORTFOLIO SECURITIES:

The Portfolio loaned securities during the period to certain brokers, with the Portfolio's custodian acting as lending agent. Upon such loans, the Portfolio received collateral, which is maintained by the custodian and earns income in the form of negotiated lenders fees, which is included in interest income in the Statement of Operations. On a daily basis, it is the Portfolio's policy to monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Portfolio may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

During the year ended December 31, 2003, the Portfolio had securities lending income included in other income totaling $3,713.

At December 31, 2003 the Portfolio did not have any loaned securities.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2003

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended December 31, 2003, permanent differences were reclassified as shown below:

                               INCREASE TO
       DECREASE         ACCUMULATED UNDISTRIBUTED
   TO ACCUMULATED        NET REALIZED GAIN (LOSS)
  UNDISTRIBUTED NET         ON INVESTMENTS AND                INCREASE TO
  INVESTMENT INCOME          FOREIGN CURRENCY         ADDITIONAL PAID-IN-CAPITAL
  -----------------     -------------------------     --------------------------
      (19,445)                     8,915                        10,530

These reclassifications are primarily due to the tax character of distributions from REIT investments, tax treatment of market discount and premium amortization and net realized loss on foreign currency transactions.

The tax character of dividends and distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

       ORDINARY INCOME        LONG-TERM CAPITAL GAIN             TOTAL
       2003       2002           2003       2002            2003       2002
       ----       ----           ----       ----            ----       ----
    2,989,501   3,077,620     2,181,911   627,835        5,171,412  3,705,455

As of December 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                          UNDISTRIBUTED
      UNDISTRIBUTED         LONG-TERM          TOTAL             NET
        ORDINARY             CAPITAL       UNDISTRIBUTED     UNREALIZED
         INCOME               GAIN             2003         APPRECIATION
     --------------      -------------     -------------    ------------
       2,799,259           2,843,913         5,643,172       66,192,246

Net unrealized depreciation on a tax basis differs form book basis primarily due to the tax treatment of market discount and premium amortization, mark to market of PFIC investments, and tax character of distributions from REIT investments.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2003

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 in January of each year for the previous year's service. The Trustees on the Audit Committee will each receive $200 for each audit Committee meeting they attend.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2003 were as follows:

                                                            SALES OF
         PURCHASES               SALES             U.S. GOVERNMENT SECURITIES
      ---------------        -------------       ------------------------------
        $52,215,410           $34,405,947                  $3,066,867

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Funds, which are reimbursable by the Portfolio, including salaries of non-officer employees and other miscellaneous expenses. Amounts reimbursed with respect to non-officer salaries are included under the caption Administration fees. At December 31, 2003, the Portfolio had payables to affiliates of $49,045 for reimbursement of expenses paid by such affiliates which is included in accounts payable and accrued expenses on the Statement of Assets and Liabilities.

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. To the extent that expenses incurred in a given year are less than 1.30% of the Portfolio's average daily net assets, the Adviser may recover previously reimbursed expenses for a period of three years following such reimbursement. The Adviser recovered $136,693 for the year ended December 31, 2003.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a sub-administration agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,192.

The Trust has entered into shareholder servicing agreements with the insurance companies that offer the Portfolio to its policy holders for which the insurance companies receive a fee based on the average daily net assets invested into

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2003

the Trust by the insurance companies policy holders in omnibus accounts. The insurance companies charge the Adviser for their services and the Trust remits to the Adviser the portion of these fees that represent various Administrative services rendered by the insurance companies to such policy holders which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President, Chief Executive Officer ("CEO") and a Trustee of the Portfolio, is the President and CEO of M.J. Whitman LLC, a registered broker-dealer, and an affiliate of the Adviser. For the year ended December 31, 2003, the Portfolio incurred brokerage commissions with M.J. Whitman LLC of $279,472.

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                  FOR THE                        FOR THE
                                                                YEAR ENDED                     YEAR ENDED
                                                             DECEMBER 31, 2003              DECEMBER 31, 2002
                                                            -------------------            -------------------
Shares outstanding at beginning of period                       12,830,179                      9,483,321
Shares sold                                                      3,111,971                      4,727,670
Shares reinvested from dividends and distributions                 273,910                        249,022
Shares redeemed                                                 (1,196,730)                    (1,629,834)
                                                                ----------                     ----------
Net increase in Portfolio shares                                 2,189,151                      3,346,858
                                                                ----------                     ----------
Shares outstanding at end of period                             15,019,330                     12,830,179
                                                                ==========                     ==========

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 2004

                               [GRAPHIC OMITTED]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes one portfolio in the Third Avenue Variable Series Trust and four portfolios in the Third Avenue Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

INTERESTED TRUSTEES
-------------------

                      TERM OF OFFICE   POSITION(S)                                                       OTHER
                      AND LENGTH OF    HELD WITH        PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS    TIME SERVED*    REGISTRANT         DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   ----------       -----------------------                      ---------------
Martin J.             Trustee          Chairman      Chairman (3/90 to Present), Chief             Director (8/90 to
Whitman ** (79)       since 7/99       and Trustee   Executive Officer (CEO) (3/90 to              Present) of Danielson
622 Third Avenue                                     9/03) President (1/91 to 5/98) of             Holding Corporation;
New York, NY                                         Third Avenue Trust; Chairman                  Director (3/91 to
10017                                                (7/99 to Present) CEO (7/99 to 9/03)          Present) Nabors
                                                     of Third Avenue Variable Series Trust;        Industries, Ltd.,
                                                     Co-Chief Investment Officer (2/03             (international oil
                                                     to Present), Chief Investment Officer         drilling services);
                                                     (CIO) (1/91 to 2/03), Chairman and            Director (5/00 to
                                                     CEO (4/86 to 8/02), President (1/91           12/01) of Stewart
                                                     to 2/98), of EQSF Advisers, Inc. and          Information Services
                                                     its successor, Third Avenue Manage-           Corp. (title insurance
                                                     ment LLC; CEO, President and                  and real estate);
                                                     Director (10/74 to Present) of Martin         Director (8/97 to 5/01)
                                                     J. Whitman & Co., Inc. (private               of Tejon Ranch Co.
                                                     investment company); CEO (7/96                (land development and
                                                     to 7/02) and Chairman (8/90 to 7/99)          agribusiness).
                                                     of Danielson Holding Corporation;
                                                     Chairman (1/95 to 8/02) and CIO
                                                     (10/95 to 8/02) of M.J. Whitman
                                                     Advisers, Inc. (reg. investment adviser);
                                                     Distinguished Management Fellow
                                                     (1972 to Present) and Member of the
                                                     Advisory Board (10/94 to 6/95) of the
                                                     Yale School of Management at Yale
                                                     University; Adjunct Professor (1/01
                                                     to 12/01) of the Columbia University
                                                     Graduate School of Business;
                                                     Chartered Financial Analyst.

                               [GRAPHIC OMITTED]

INTERESTED TRUSTEES
-------------------

                      TERM OF OFFICE   POSITION(S)                                                       OTHER
                      AND LENGTH OF    HELD WITH        PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS    TIME SERVED*    REGISTRANT         DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   ----------       -----------------------                      ---------------
David M.              Trustee          President,    President (5/98 to Present), Trustee          Director (7/96 to
Barse** (41)          since 9/01       CEO           (9/01 to Present), CEO (9/03 to               Present) of Danielson
622 Third Avenue                       and Trustee   Present) and Executive Vice                   Holding Corporation
New York, NY                                         President (4/95 to 5/98) of                   Director (2/01 to
10017                                                Third Avenue Trust; President                 Present) of American
                                                     (7/99 to Present), Trustee (9/01 to           Capital Access
                                                     Present) and CEO (9/03 to                     Holdings, Inc.
                                                     Present) of Third Avenue Variable             (insurance company).
                                                     Series Trust; CEO (4/03 to Present),
                                                     President (2/98 to Present),
                                                     Director (4/95 to 12/02) and
                                                     Executive Vice President
                                                     (4/95 to 2/98) of EQSF Advisers,
                                                     Inc. and its successor, Third Avenue
                                                     Management LLC; CEO (7/99 to
                                                     Present), President (6/95 to Present),
                                                     Director and COO (1/95 to Present)
                                                     of M.J. Whitman, Inc. and its
                                                     successor, M.J. Whitman LLC
                                                     (registered broker-dealer); President
                                                     (7/96 to 7/02)of Danielson Holding
                                                     Corp.; CEO (7/99 to 8/02), President
                                                     (6/95 to 8/02), Director and COO
                                                     (1/95 to 8/02) of M.J. Whitman
                                                     Advisers, Inc. (registered investment
                                                     adviser).

                                [GRAPHIC OMITTED]

INDEPENDENT TRUSTEES
--------------------

                      TERM OF OFFICE   POSITION(S)                                                     OTHER
                      AND LENGTH OF    HELD WITH      PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS   TIME SERVED*     REGISTRANT       DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   -----------    ----------------------                       ---------------
JACK W. ABER (66)     Trustee since    Trustee       Professor of Finance (1972 to                 Trustee, The Managers
51 Columbia           8/02                           Present) of Boston University                 Funds (9 portfolios);
Street                                               School of Management.                         Trustee of Managers
Brookline, MA                                        Trustee of Third Avenue                       AMG Funds (8
2446                                                 Variable Series Trust (8/02 to                portfolios), Managers
                                                     Present); Trustee of Third                    Trust I (1 portfolio)
                                                     Avenue Trust (8/02 to Present).               and Managers Trust II
                                                                                                   (3 portfolios); Trustee
                                                                                                   of Appleton Growth
                                                                                                   Fund.

WILLIAM E.            Trustee since    Trustee       Trustee; President and Owner,                 Trustee, The Managers
CHAPMAN, II (62)      8/02                           (1998 to Present) of Longboat                 Funds (9 portfolios);
380 Gulf of Mexico                                   Retirement Planning Solutions                 Trustee of Managers
Drive, #531                                          (consulting firm); part-time                  AMG Funds (8
Longboat Key, FL                                     employee delivering retirement                portfolios), Managers
34228                                                and investment education                      Trust I (1 portfolio)
                                                     seminars (1/00 to Present) for                and Managers Trust II
                                                     Hewitt Associates, LLC                        (3 portfolios).
                                                     (consulting firm); Trustee
                                                     (5/02 to Present) of Bowdoin
                                                     College; various roles, the last
                                                     of which was President of the
                                                     Retirement Plans Group (1990
                                                     to 1998) with Kemper Funds
                                                     (mutual funds group);
                                                     investment sales, marketing
                                                     and general management roles
                                                     (1966 to 1990) with CIGNA
                                                     (insurance group). Trustee of Third
                                                     Avenue Variable Series Trust (8/02
                                                     to Present); Trustee of Third
                                                     Avenue Trust (8/02 to Present).

LUCINDA               Trustee since    Trustee       Journalist (1969 to Present);                       N/A
FRANKS (57)           7/99                           Special Correspondent,
64 East 86th Street                                  Talk Magazine (1999-2000);
New York, NY                                         Trustee of Third Avenue Variable
10028                                                Series Trust (7/99 to Present);
                                                     Trustee of Third Avenue Trust
                                                     (2/98 to Present).

[GRAPHIC OMITTED]

INDEPENDENT TRUSTEES
--------------------

                      TERM OF OFFICE   POSITION(S)                                                     OTHER
                      AND LENGTH OF    HELD WITH      PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS   TIME SERVED*     REGISTRANT       DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   -----------    ----------------------                       ---------------
EDWARD J.             Trustee since    Trustee       Partner (1977 to Present) at                  Trustee, The Managers
KAIER (58)            8/02                           Hepburn Willcox Hamilton                      Funds (9 portfolios),
111 N. Lowry's                                       & Putnam (law firm). Trustee                  Trustee of Managers
Lane                                                 of Third Avenue Variable                      AMG Funds (8
Rosemont,                                            Series Trust (8/02 to Present);               portfolios), Managers
PA 19010                                             Trustee of Third Avenue Trust                 Trust I (1 portfolio)
                                                     (8/02 to Present).                            and Managers Trust II
                                                                                                   (3 portfolios).

MARVIN MOSER,         Trustee since    Trustee       Clinical Professor of Medicine                Director (1997 to
M.D. (79)             7/99                           (1984 to Present) at Yale                     Present) of Nutrition
13 Murray Hill                                       University School of Medicine;                21 Co. (marketing);
Road                                                 Trustee (1992 to 2002)                        Director (9/00-2/02)
Scarsdale, NY                                        of the Trudeau Institute                      of Innovative Clinical
10583                                                Senior Medical Consultant                     Solutions Ltd.
                                                     (1974 to 2002) for the                        (pharmaceutical site
                                                     National High Blood Pressure                  management); Director
                                                     Education Program of the                      (2002 to Present) of
                                                     National Heart, Lung and                      Comprehensive
                                                     Blood Institute; Trustee of Third             Neuroscience (research
                                                     Avenue Variable Series Trust                  and pharmaceutical site
                                                     (7/99 to Present); Trustee or                 management
                                                     Director of Third Avenue                      company).
                                                     Trust or its predecessor
                                                     (11/94 to Present).

ERIC                  Trustee since    Trustee       Professor (1990 to Present) at                Trustee, The Managers
RAKOWSKI (45)         8/02                           University of California at                   Funds (10 portfolios),
571 Woodmont                                         Berkeley School of Law;                       Trustee of Managers
Avenue                                               Visiting Professor (1998-1999)                AMG Funds (7
Berkeley, CA                                         at Harvard Law School. Trustee                portfolios), Managers
94708                                                of Third Avenue Variable                      Trust I (2 portfolios)
                                                     Series Trust (8/02 to Present);               and Managers Trust II
                                                     Trustee of Third Avenue Trust                 (1 portfolio).
                                                     (8/02 to Present).

                               [GRAPHIC OMITTED]

INDEPENDENT TRUSTEES
--------------------

                      TERM OF OFFICE   POSITION(S)                                                     OTHER
                      AND LENGTH OF    HELD WITH      PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS   TIME SERVED*     REGISTRANT       DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   -----------    ----------------------                       ---------------
MARTIN                Trustee since    Trustee       Seymour H. Knox Professor                           N/A
SHUBIK (77)           7/99                           (1975 to Present) of
Yale University                                      Mathematical and
Dept. of Economics                                   Institutional Economics,
Box 2125,                                            Yale University; Trustee
Yale Station                                         of Third Avenue Variable
New Haven, CT                                        Series Trust (7/99 to
6520                                                 Present); Trustee or
                                                     Director of Third Avenue
                                                     Trust or its predecessor
                                                     (11/90 to Present).

CHARLES C.            Trustee since    Trustee       Executive Vice-President of                         N/A
WALDEN (59)           7/99                           Investments and Chief
11 Williamsburg                                      Investment Officer (1973
Circle,                                              to Present) Knights of
Madison, CT                                          Columbus (fraternal benefit
6443                                                 society selling life insurance
                                                     and annuities); Trustee of
                                                     Third Avenue Variable Series
                                                     Trust (7/99 to Present); Trustee
                                                     or Director of Third Avenue
                                                     Trust or its predecessor (5/96
                                                     to Present); Chartered Financial
                                                     Analyst.

----------
*  Each trustee serves until his successor is duly elected and qualified.

** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

                               [GRAPHIC OMITTED]

ADVISORY MEMBER OF THE BOARD OF TRUSTEES
----------------------------------------

                      TERM OF OFFICE   POSITION(S)                                                     OTHER
                      AND LENGTH OF    HELD WITH      PRINCIPAL OCCUPATION(S)                       DIRECTORSHIPS
NAME, AGE & ADDRESS   TIME SERVED*     REGISTRANT       DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------   --------------   -----------    ----------------------                       ---------------
PHYLLIS W.            Advisory         Advisory      An Associate Judge (1981                           N/A
BECK* (77)            Member           Member        to Present) of the Superior
GSB Building          since 8/02                     Court of Pennsylvania;
Suite 800                                            Trustee of Third Avenue
City Line &                                          Variable Series Trust
Belmont Ave.                                         (7/99 to 8/02); Trustee or
Bala Cynwyd,                                         Director of Third Avenue
PA 19004-1611                                        Trust or its predecessor
                                                     (11/92 to 8/02).

----------
*  Phyllis W. Beck is the sister of Martin J. Whitman, Chairman of the Trust.

                               [GRAPHIC OMITTED]

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------

                      POSITION(S) HELD                                                             OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS   WITH REGISTRANT              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY OFFICER
-------------------   --------------               -------------------------------------------     -------------------
MICHAEL T.            Treasurer and CFO            Treasurer and Chief Financial Officer                  N/A
CARNEY (50)                                         (CFO) of Third Avenue Trust (3/90 to
622 Third Avenue                                   Present); Treasurer and CFO (6/99 to
New York, NY                                       Present) of Third Avenue Variable
10017                                              Series Trust; Executive Vice President,
                                                   CFO (6/95 to Present) of M.J. Whitman,
                                                   Inc. and its successor, M.J. Whitman LLC;
                                                   Treasurer, Director (1/95 to 8/02),
                                                   Executive Vice President (6/95 to 8/02)
                                                   and CFO (10/92 to 8/02) of M.J.
                                                   Whitman Advisers, Inc.; CFO (8/90 to
                                                   6/02) of Danielson Holding Corporation;
                                                   Director (8/96 to 6/02) of National
                                                   American Insurance Company of
                                                   California; CFO and Treasurer (5/89 to
                                                   Present) of EQSF Advisers, Inc. and
                                                   its successor, Third Avenue Management
                                                   LLC; CFO and Treasurer (5/02 to
                                                   Present) of Third Avenue
                                                   Holdings Delaware LLC.

W. JAMES              General Counsel              General Counsel and Secretary (6/00                    N/A
HALL III (39)         and Secretary                to Present) of Third Avenue Trust;
622 Third Avenue                                   General Counsel and Secretary (9/00
New York, NY                                       to Present) of Third Avenue Variable
10017                                              Series Trust; General Counsel and
                                                   Secretary (9/00 to Present) of EQSF
                                                   Advisers, Inc., and its successor, Third
                                                   Avenue Management LLC; General
                                                   Counsel and Secretary (12/00 to 7/02)
                                                   of Danielson Holding Corporation;
                                                   General Counsel and Secretary (5/00
                                                   to Present) of M.J. Whitman, Inc.
                                                   and its successor, M.J. Whitman LLC;
                                                   General Counsel and Secretary (5/00 to
                                                   8/02) of M.J. Whitman Advisers, Inc.;
                                                   Associate (2/00 to 6/00) at Paul, Weiss,
                                                   Rifkind, Wharton & Garrison LLP;
                                                   Associate (11/96 to 1/00) at Morgan,
                                                   Lewis & Bockius LLP (law firms).

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                        FEDERAL TAX STATUS OF DIVIDENDS
                                  (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Portfolio during the fiscal year ended December 31, 2003. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE PORTFOLIO

Of the $0.365 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2003, $0.033 was derived from net investment income, $0.178 from short-term capital gains, which are taxed as ordinary income and $0.154 from long-term capital gains. 33.57% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Fund's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. You can obtain a copy of these proxy voting guidelines without charge, upon request, by calling (800) 443-1021.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                               Martin J. Whitman
                             Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                               Michael T. Carney
                       Chief Financial Officer, Treasurer
                                 W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                   PFPC Inc.
                                 P.O. Box 9802
                           Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                          Third Avenue Management, LLC
                                622 Third Avenue
                               New York, NY 10017

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                    CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

At December 31, 2003, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is attached as an exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has designated Jack Aber, an "independent" Trustee, as the Trust's audit committee financial expert and has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Jack Aber, Martin Shubik and Charles Walden. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $38,300 for the fiscal year ending December 31, 2003 and $37,000 for the fiscal year ending December 31, 2002.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ending December 31, 2003 and $0 the fiscal year ending December 31, 2002.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,200 for the fiscal year ending December 31, 2003 and $5,400 for the fiscal year ending December 31, 2002. These services related to the preparation of tax returns and the review of tax-related issues.

(d) ALL OTHER FEES. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ending December 31, 2003 and $0 for the fiscal year ending December 31, 2002.

(e)    AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

       (i) The Audit Committee's pre-approval policies and procedures are addressed in the Audit Committee's Charter approved September 11, 2003, attached as Exhibit C and incorporated by reference.

       (ii)   The percentage of services described in each of Items 4(b) through
(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. was 0%.

(f)    Not Applicable.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for each of the last two fiscal years were $65,000 for the fiscal year ending December 31, 2003 and $55,000 for the fiscal year ending December 31, 2002.

(h)    Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THIRD AVENUE VARIABLE SERIES TRUST

By:      /s/ David M. Barse
         -----------------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    March 2, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
         -----------------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    March 2, 2004

By:      /s/ Michael T. Carney
         -----------------------------------
Name:    Michael T. Carney
Title:   Chief Financial Officer
Date:    March 2, 2004